John Hancock
Multimanager Lifetime Portfolios
Quarterly portfolio holdings 11/30/2024

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER 2065 LIFETIME PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.6%
Equity - 87.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	96,506	$6,298,927
Capital Appreciation, Class NAV, JHF II (Jennison)	244,213	4,408,052
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	267,803	2,822,640
Disciplined Value, Class NAV, JHF III (Boston Partners)	184,426	5,088,300
Disciplined Value International, Class NAV, JHIT (Boston Partners)	277,423	4,186,314
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	728,443	6,993,050
Equity Income, Class NAV, JHF II (T. Rowe Price)	321,789	7,047,177
Financial Industries, Class NAV, JHIT II (MIM US) (B)	41,115	875,348
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	52,913	4,366,383
International Dynamic Growth, Class NAV, JHIT (Axiom)	131,062	1,774,577
International Growth, Class NAV, JHF III (Wellington)	70,447	1,969,711
International Small Company, Class NAV, JHF II (DFA)	131,741	1,450,467
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,142,543	11,665,368
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	263,809	5,160,113
Mid Value, Class NAV, JHF II (T. Rowe Price)	326,583	6,505,540
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	49,895	964,969
Small Cap Value, Class NAV, JHF II (Wellington)	57,216	1,125,448
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,679,791	21,551,724
Fixed income - 2.2%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	76,541	601,614
High Yield, Class NAV, JHBT (MIM US) (B)	145,387	446,338
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	140,714	1,317,083
Alternative and specialty - 2.7%
Diversified Macro, Class NAV, JHIT (Graham)	119,371	1,068,370
Health Sciences, Class NAV, JHF II (T. Rowe Price)	199,485	1,033,331
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	332,099	800,358

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $83,080,459)		$99,521,202
UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity Emerging Markets Index Fund	50,040	541,931
Fidelity International Index Fund	19,237	968,564
Fidelity Mid Cap Index Fund	71,506	2,656,437
2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Small Cap Index Fund	77,688	$2,364,040

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,247,414)		$6,530,972
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	274	0
ICA Gruppen AB (C)(D)	12	0
Health care - 0.0%
NMC Health PLC (C)(D)	9	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	217	658
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,110	31

TOTAL COMMON STOCKS (Cost $276)		$689
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
U.S. Government - 1.1%
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	$799,100	233,796
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	1,059,300	321,063
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	1,343,400	415,736
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	718,400	232,882

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,246,074)		$1,203,477
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.4849% (F)(G)	19,715	197,204

TOTAL SHORT-TERM INVESTMENTS (Cost $191,733)		$197,204
Total investments (Cost $89,765,956) - 100.0%		$107,453,544
Other assets and liabilities, net - 0.0%		1,190
TOTAL NET ASSETS - 100.0%		$107,454,734
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.5%
Equity - 87.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	279,980	$18,274,290
Capital Appreciation, Class NAV, JHF II (Jennison)	706,939	12,760,249
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	775,683	8,175,698
Disciplined Value, Class NAV, JHF III (Boston Partners)	532,172	14,682,614
Disciplined Value International, Class NAV, JHIT (Boston Partners)	843,490	12,728,271
MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,113,464	$20,289,252
Equity Income, Class NAV, JHF II (T. Rowe Price)	924,125	20,238,337
Financial Industries, Class NAV, JHIT II (MIM US) (B)	123,988	2,639,703
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	153,780	12,689,953
International Dynamic Growth, Class NAV, JHIT (Axiom)	408,533	5,531,537
International Growth, Class NAV, JHF III (Wellington)	214,355	5,993,357
International Small Company, Class NAV, JHF II (DFA)	399,037	4,393,396
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,324,710	33,945,289
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	771,394	15,088,458
Mid Value, Class NAV, JHF II (T. Rowe Price)	963,945	19,201,781
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	150,263	2,906,093
Small Cap Value, Class NAV, JHF II (Wellington)	173,567	3,414,064
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,873,655	62,528,995
Fixed income - 2.1%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	216,665	1,702,988
High Yield, Class NAV, JHBT (MIM US) (B)	411,546	1,263,447
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	398,319	3,728,264
Alternative and specialty - 2.7%
Diversified Macro, Class NAV, JHIT (Graham)	348,657	3,120,480
Health Sciences, Class NAV, JHF II (T. Rowe Price)	570,081	2,953,018
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	960,312	2,314,351

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $235,818,706)		$290,563,885
UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity Emerging Markets Index Fund	145,181	1,572,309
Fidelity International Index Fund	58,003	2,920,441
Fidelity Mid Cap Index Fund	210,943	7,836,536
Fidelity Small Cap Index Fund	224,011	6,816,665

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $15,147,491)		$19,145,951
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,235	0
ICA Gruppen AB (C)(D)	96	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	4,248	2,125
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Health care - 0.0%
NMC Health PLC (C)(D)	70	$0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,788	5,430
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,053	250

TOTAL COMMON STOCKS (Cost $4,064)		$7,805
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.2%
U.S. Government - 1.2%
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	$2,496,000	730,266
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	3,389,000	1,027,170
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	4,303,500	1,331,785
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	2,243,700	727,336

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,038,926)		$3,816,557
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.4849% (F)(G)	68,542	685,603

TOTAL SHORT-TERM INVESTMENTS (Cost $685,299)		$685,603
Total investments (Cost $255,694,486) - 100.0%		$314,219,801
Other assets and liabilities, net - (0.0%)		(11,276)
TOTAL NET ASSETS - 100.0%		$314,208,525
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.4%
Equity - 87.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	395,557	$25,818,033
Capital Appreciation, Class NAV, JHF II (Jennison)	998,374	18,020,649
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,080,257	11,385,913
Disciplined Value, Class NAV, JHF III (Boston Partners)	754,361	20,812,811
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,181,422	17,827,651
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,943,322	28,255,896
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,294,188	28,342,709
Financial Industries, Class NAV, JHIT II (MIM US) (B)	176,332	3,754,118
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	215,451	17,779,053
International Dynamic Growth, Class NAV, JHIT (Axiom)	570,956	7,730,749
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Growth, Class NAV, JHF III (Wellington)	300,220	$8,394,152
International Small Company, Class NAV, JHF II (DFA)	558,905	6,153,540
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,649,643	47,472,856
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,101,093	21,537,371
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,351,746	26,926,782
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	212,590	4,111,485
Small Cap Value, Class NAV, JHF II (Wellington)	243,995	4,799,378
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,801,182	87,259,159
Fixed income - 2.1%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	301,390	2,368,922
High Yield, Class NAV, JHBT (MIM US) (B)	572,477	1,757,503
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	554,077	5,186,159
Alternative and specialty - 2.7%
Diversified Macro, Class NAV, JHIT (Graham)	485,967	4,349,404
Health Sciences, Class NAV, JHF II (T. Rowe Price)	795,308	4,119,694
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	1,350,638	3,255,037

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $327,974,958)		$407,419,024
UNAFFILIATED INVESTMENT COMPANIES - 6.2%
Equity - 6.2%
Fidelity Emerging Markets Index Fund	202,224	2,190,083
Fidelity International Index Fund	81,254	4,091,152
Fidelity Mid Cap Index Fund	299,878	11,140,464
Fidelity Small Cap Index Fund	321,821	9,792,998

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $21,607,041)		$27,214,697
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,720	0
ICA Gruppen AB (C)(D)	160	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	12,063	6,035
Health care - 0.0%
NMC Health PLC (C)(D)	117	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,971	9,022
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	15,065	416
4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $8,887)		$15,473
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.2%
U.S. Government - 1.2%
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	$3,490,600	$1,021,261
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	4,758,900	1,442,372
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	6,043,000	1,870,100
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	3,137,500	1,017,077

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,692,519)		$5,350,810
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.4849% (F)(G)	79,151	791,725

TOTAL SHORT-TERM INVESTMENTS (Cost $791,423)		$791,725
Total investments (Cost $356,074,828) - 100.0%		$440,791,729
Other assets and liabilities, net - 0.0%		3,675
TOTAL NET ASSETS - 100.0%		$440,795,404
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.5%
Equity - 87.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	568,741	$37,121,711
Capital Appreciation, Class NAV, JHF II (Jennison)	1,432,536	25,857,266
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,552,917	16,367,745
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,088,879	30,042,178
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,672,877	25,243,713
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,231,154	40,619,076
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,861,830	40,774,079
Financial Industries, Class NAV, JHIT II (MIM US) (B)	254,139	5,410,622
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	309,962	25,578,043
International Dynamic Growth, Class NAV, JHIT (Axiom)	821,211	11,119,203
International Growth, Class NAV, JHF III (Wellington)	431,785	12,072,714
International Small Company, Class NAV, JHF II (DFA)	796,583	8,770,377
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,621,725	67,607,811
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,574,630	30,799,765
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,932,717	38,499,713
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	304,677	$5,892,449
Small Cap Value, Class NAV, JHF II (Wellington)	349,720	6,878,987
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,757,105	125,183,658
Fixed income - 2.1%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	428,809	3,370,438
High Yield, Class NAV, JHBT (MIM US) (B)	814,504	2,500,528
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	788,259	7,378,102
Alternative and specialty - 2.7%
Diversified Macro, Class NAV, JHIT (Graham)	698,148	6,248,426
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,146,222	5,937,430
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	1,970,927	4,749,935

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $465,027,974)		$584,023,969
UNAFFILIATED INVESTMENT COMPANIES - 6.2%
Equity - 6.2%
Fidelity Emerging Markets Index Fund	290,662	3,147,870
Fidelity International Index Fund	115,899	5,835,512
Fidelity Mid Cap Index Fund	430,363	15,987,983
Fidelity Small Cap Index Fund	459,266	13,975,450

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $31,050,480)		$38,946,815
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,187	0
ICA Gruppen AB (C)(D)	266	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	24,454	12,233
Health care - 0.0%
NMC Health PLC (C)(D)	194	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	4,945	15,016
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	25,059	692

TOTAL COMMON STOCKS (Cost $16,649)		$27,941
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.2%
U.S. Government - 1.2%
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	$5,009,000	1,465,506
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	6,879,000	2,084,952
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	8,735,100	2,703,212
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	4,502,100	1,459,437
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,207,487)		$7,713,107
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 4.4849% (F)(G)	79,972	$799,933

TOTAL SHORT-TERM INVESTMENTS (Cost $799,618)		$799,933
Total investments (Cost $505,102,208) - 100.0%		$631,511,765
Other assets and liabilities, net - 0.0%		25,118
TOTAL NET ASSETS - 100.0%		$631,536,883
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.8%
Equity - 82.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	807,407	$52,699,473
Capital Appreciation, Class NAV, JHF II (Jennison)	2,038,193	36,789,378
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,314,921	24,399,267
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,534,456	42,335,635
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,494,653	37,644,310
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	5,299,472	50,874,933
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,623,160	57,447,210
Financial Industries, Class NAV, JHIT II (MIM US) (B)	368,345	7,842,069
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	438,282	36,167,054
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,227,108	16,615,042
International Growth, Class NAV, JHF III (Wellington)	647,542	18,105,270
International Small Company, Class NAV, JHF II (DFA)	1,203,191	13,247,134
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,819,225	100,254,283
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,132,323	41,708,230
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,641,107	52,610,852
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	405,027	7,833,225
Small Cap Value, Class NAV, JHF II (Wellington)	463,368	9,114,456
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,739,149	176,273,282
Fixed income - 5.6%
Bond, Class NAV, JHSB (MIM US) (B)	2,013,496	27,443,944
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,194,787	$9,391,027
High Yield, Class NAV, JHBT (MIM US) (B)	2,269,862	6,968,478
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	994,926	9,312,504
Alternative and specialty - 3.6%
Diversified Macro, Class NAV, JHIT (Graham)	1,029,895	9,217,563
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	770,417	9,938,381
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,610,500	8,342,391
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	2,853,550	6,877,054

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $662,080,810)		$869,452,445
UNAFFILIATED INVESTMENT COMPANIES - 5.9%
Equity - 5.9%
Fidelity Emerging Markets Index Fund	428,768	4,643,559
Fidelity International Index Fund	172,232	8,671,879
Fidelity Mid Cap Index Fund	611,697	22,724,552
Fidelity Small Cap Index Fund	653,653	19,890,670

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $44,422,848)		$55,930,660
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,035	0
ICA Gruppen AB (C)(D)	431	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	45,339	22,681
Health care - 0.0%
NMC Health PLC (C)(D)	315	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	8,028	24,378
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	40,641	1,123

TOTAL COMMON STOCKS (Cost $29,417)		$48,182
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.1%
U.S. Government - 2.1%
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	$12,886,300	3,770,203
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	17,680,000	5,358,621
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	22,452,500	6,948,273
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	11,583,100	3,754,870

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $22,204,900)		$19,831,967
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.4849% (F)(G)	195,099	1,951,518
6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,950,289)	$1,951,518
Total investments (Cost $730,688,264) - 100.0%	$947,214,772
Other assets and liabilities, net - 0.0%	133,623
TOTAL NET ASSETS - 100.0%	$947,348,395
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.5%
Equity - 74.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	734,193	$47,920,797
Capital Appreciation, Class NAV, JHF II (Jennison)	1,839,114	33,196,002
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,868,842	19,697,596
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,388,618	38,311,972
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,421,487	36,540,235
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,167,741	40,010,311
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,425,433	53,116,988
Financial Industries, Class NAV, JHIT II (MIM US) (B)	381,740	8,127,237
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	331,058	27,318,878
Global Equity, Class NAV, JHF II (MIM US) (B)	343,461	4,780,980
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,203,597	16,296,703
International Growth, Class NAV, JHF III (Wellington)	617,941	17,277,619
International Small Company, Class NAV, JHF II (DFA)	1,241,405	13,667,865
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,437,595	96,357,846
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,821,616	35,630,815
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,282,119	45,459,818
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	324,779	6,281,230
Small Cap Value, Class NAV, JHF II (Wellington)	373,247	7,341,772
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,331,613	171,044,590
Fixed income - 12.4%
Bond, Class NAV, JHSB (MIM US) (B)	3,222,315	43,920,154
Core Bond, Class NAV, JHF II (Allspring Investments)	2,660,379	29,423,792
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,235,986	17,574,848
High Yield, Class NAV, JHBT (MIM US) (B)	4,217,410	12,947,449
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,238,040	$11,588,054
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	466,402	4,706,000
Alternative and specialty - 4.9%
Diversified Macro, Class NAV, JHIT (Graham)	1,054,787	9,440,343
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,739,827	22,443,766
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,708,484	8,849,947
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	2,997,100	7,223,011

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $683,887,301)		$886,496,618
UNAFFILIATED INVESTMENT COMPANIES - 5.5%
Equity - 5.5%
Fidelity Emerging Markets Index Fund	440,111	4,766,408
Fidelity International Index Fund	167,188	8,417,899
Fidelity Mid Cap Index Fund	574,121	21,328,593
Fidelity Small Cap Index Fund	614,227	18,690,929

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $42,025,380)		$53,203,829
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,247	0
ICA Gruppen AB (C)(D)	440	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	49,809	24,918
Health care - 0.0%
NMC Health PLC (C)(D)	321	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	8,196	24,889
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	41,499	1,147

TOTAL COMMON STOCKS (Cost $31,532)		$50,954
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.8%
U.S. Government - 2.8%
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	$17,365,800	5,080,791
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	23,916,400	7,248,809
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	30,370,700	9,398,682
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	15,609,100	5,059,970

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $30,645,974)		$26,788,252
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.4849% (F)(G)	156,756	1,567,984
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,566,900)	$1,567,984
Total investments (Cost $758,157,087) - 100.0%	$968,107,637
Other assets and liabilities, net - 0.0%	97,951
TOTAL NET ASSETS - 100.0%	$968,205,588
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.0%
Equity - 65.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	712,869	$46,528,938
Capital Appreciation, Class NAV, JHF II (Jennison)	1,800,286	32,495,171
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,165,825	33,367,798
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,352,913	37,326,878
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,616,944	39,489,679
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,150,662	39,846,354
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,347,051	51,400,418
Financial Industries, Class NAV, JHIT II (MIM US) (B)	398,442	8,482,825
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	436,101	5,542,838
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	284,864	23,506,992
Global Equity, Class NAV, JHF II (MIM US) (B)	398,192	5,542,838
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,306,637	17,691,870
International Growth, Class NAV, JHF III (Wellington)	672,013	18,789,488
International Small Company, Class NAV, JHF II (DFA)	1,289,855	14,201,300
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,531,580	97,317,435
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,729,109	33,821,380
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,159,758	43,022,381
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	296,581	5,735,879
Small Cap Value, Class NAV, JHF II (Wellington)	318,209	6,259,167
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,077,452	167,783,710
Fixed income - 20.7%
Bond, Class NAV, JHSB (MIM US) (B)	6,314,648	86,068,650
Core Bond, Class NAV, JHF II (Allspring Investments)	6,178,096	68,329,745
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,911,198	30,742,018
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	7,451,979	$22,877,577
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,497,357	14,015,260
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	870,384	8,782,179
Alternative and specialty - 6.1%
Diversified Macro, Class NAV, JHIT (Graham)	1,230,972	11,017,200
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,144,637	40,565,814
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,789,922	9,271,795
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	3,096,038	7,461,451

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $817,042,522)		$1,027,285,028
UNAFFILIATED INVESTMENT COMPANIES - 4.5%
Equity - 4.5%
Fidelity International Index Fund	179,718	9,048,782
Fidelity Mid Cap Index Fund	590,095	21,922,019
Fidelity Small Cap Index Fund	633,787	19,286,132

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $38,655,424)		$50,256,933
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,773	0
ICA Gruppen AB (C)(D)	463	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	52,909	26,468
Health care - 0.0%
NMC Health PLC (C)(D)	338	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	8,616	26,165
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	43,631	1,206

TOTAL COMMON STOCKS (Cost $33,383)		$53,839
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.4%
U.S. Government - 3.4%
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	$24,816,800	7,260,763
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	34,260,800	10,384,087
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	43,508,200	13,464,284
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	22,303,400	7,230,047

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $44,159,496)		$38,339,181
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 4.4849% (F)(G)	110,213	1,102,430
8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,101,764)	$1,102,430
Total investments (Cost $900,992,589) - 100.0%	$1,117,037,411
Other assets and liabilities, net - 0.0%	104,637
TOTAL NET ASSETS - 100.0%	$1,117,142,048
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.7%
Equity - 54.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	537,182	$35,061,861
Capital Appreciation, Class NAV, JHF II (Jennison)	1,349,893	24,365,570
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,684,602	38,835,706
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,020,168	28,146,434
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,383,499	35,966,993
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,868,156	27,534,302
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,774,747	38,866,961
Financial Industries, Class NAV, JHIT II (MIM US) (B)	372,795	7,936,814
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	757,746	9,630,950
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	146,767	12,111,230
Global Equity, Class NAV, JHF II (MIM US) (B)	991,274	13,798,539
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,170,236	15,844,989
International Growth, Class NAV, JHF III (Wellington)	596,652	16,682,386
International Small Company, Class NAV, JHF II (DFA)	1,227,221	13,511,702
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,369,049	85,447,994
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,369,414	26,785,738
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,711,408	34,091,254
Small Cap Value, Class NAV, JHF II (Wellington)	289,425	5,692,985
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	11,283,029	144,761,265
Fixed income - 29.3%
Bond, Class NAV, JHSB (MIM US) (B)	6,626,653	90,321,275
Core Bond, Class NAV, JHF II (Allspring Investments)	8,562,857	94,705,196
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,776,153	37,540,563
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,545,497	11,869,414
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	9,084,324	$27,888,876
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,101,897	38,393,756
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,176,151	32,047,364
Alternative and specialty - 7.3%
Diversified Macro, Class NAV, JHIT (Graham)	1,254,802	11,230,478
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	4,353,086	56,154,805
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,682,070	8,713,121
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	2,927,417	7,055,074

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $845,147,446)		$1,030,993,595
UNAFFILIATED INVESTMENT COMPANIES - 4.0%
Equity - 4.0%
Fidelity International Index Fund	161,297	8,121,283
Fidelity Mid Cap Index Fund	494,978	18,388,433
Fidelity Small Cap Index Fund	634,438	19,305,952

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $34,107,252)		$45,815,668
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,893	0
ICA Gruppen AB (C)(D)	468	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	59,458	29,745
Health care - 0.0%
NMC Health PLC (C)(D)	342	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	8,712	26,456
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	44,116	1,219

TOTAL COMMON STOCKS (Cost $36,289)		$57,420
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.1%
U.S. Government - 5.1%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$4,314,082	4,204,077
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	4,375,409	4,200,957
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	5,442,489	5,340,713
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	5,271,210	5,333,875
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	25,308,000	7,404,476
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	35,288,500	10,695,572
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	44,812,500	13,867,920
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	22,748,700	$7,374,399

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $64,382,333)		$58,421,989
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.4849% (F)(G)	161,632	1,616,753

TOTAL SHORT-TERM INVESTMENTS (Cost $1,616,559)		$1,616,753
Total investments (Cost $945,289,879) - 100.0%		$1,136,905,425
Other assets and liabilities, net - 0.0%		140,366
TOTAL NET ASSETS - 100.0%		$1,137,045,791
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.7%
Equity - 41.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	210,025	$13,708,326
Capital Appreciation, Class NAV, JHF II (Jennison)	527,428	9,520,074
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,213,000	33,865,016
Disciplined Value, Class NAV, JHF III (Boston Partners)	398,670	10,999,304
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,369,159	20,660,614
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,363,477	13,089,377
Equity Income, Class NAV, JHF II (T. Rowe Price)	695,625	15,234,197
Financial Industries, Class NAV, JHIT II (MIM US) (B)	226,245	4,816,758
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	813,165	10,335,333
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	79,890	6,592,544
Global Equity, Class NAV, JHF II (MIM US) (B)	797,053	11,094,978
International Dynamic Growth, Class NAV, JHIT (Axiom)	715,171	9,683,412
International Growth, Class NAV, JHF III (Wellington)	335,643	9,384,591
International Small Company, Class NAV, JHF II (DFA)	696,890	7,672,755
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,707,370	48,062,244
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	695,973	13,613,226
Mid Value, Class NAV, JHF II (T. Rowe Price)	871,052	17,351,365
Small Cap Value, Class NAV, JHF II (Wellington)	204,464	4,021,813
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	5,807,475	74,509,902
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 40.8%
Bond, Class NAV, JHSB (MIM US) (B)	6,516,460	$88,819,351
Core Bond, Class NAV, JHF II (Allspring Investments)	7,831,946	86,621,321
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,296,489	33,770,404
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,940,358	14,901,946
High Yield, Class NAV, JHBT (MIM US) (B)	8,170,548	25,083,582
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,612,270	43,170,843
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,603,403	36,358,333
Alternative and specialty - 8.4%
Diversified Macro, Class NAV, JHIT (Graham)	898,004	8,037,132
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,898,031	50,284,601
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,035,121	5,361,924
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	1,775,623	4,279,252

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $633,039,129)		$730,904,518
UNAFFILIATED INVESTMENT COMPANIES - 3.0%
Equity - 3.0%
Fidelity International Index Fund	90,612	4,562,308
Fidelity Mid Cap Index Fund	281,755	10,467,207
Fidelity Small Cap Index Fund	297,908	9,065,349

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $18,277,396)		$24,094,864
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,029	0
ICA Gruppen AB (C)(D)	345	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	43,019	21,521
Health care - 0.0%
NMC Health PLC (C)(D)	252	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	6,421	19,497
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	32,516	899

TOTAL COMMON STOCKS (Cost $26,404)		$41,917
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.1%
U.S. Government - 6.1%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$5,956,208	5,804,331
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	6,041,019	5,800,158
10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	7,513,721	$7,373,212
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	7,279,066	7,365,601
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	14,706,800	4,302,835
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	20,669,900	6,264,829
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	26,247,200	8,122,601
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	13,219,000	4,285,176

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $52,815,329)		$49,318,743
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.4849% (F)(G)	176,404	1,764,516

TOTAL SHORT-TERM INVESTMENTS (Cost $1,764,484)		$1,764,516
Total investments (Cost $705,922,742) - 100.0%		$806,124,558
Other assets and liabilities, net - 0.0%		117,449
TOTAL NET ASSETS - 100.0%		$806,242,007
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.5%
Equity - 34.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	50,751	$3,312,518
Capital Appreciation, Class NAV, JHF II (Jennison)	127,529	2,301,898
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,552,291	16,361,148
Disciplined Value, Class NAV, JHF III (Boston Partners)	96,383	2,659,214
Disciplined Value International, Class NAV, JHIT (Boston Partners)	628,732	9,487,566
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	458,534	4,401,927
Equity Income, Class NAV, JHF II (T. Rowe Price)	167,714	3,672,926
Financial Industries, Class NAV, JHIT II (MIM US) (B)	114,513	2,437,975
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	401,959	5,108,893
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	53,622	4,424,925
Global Equity, Class NAV, JHF II (MIM US) (B)	385,086	5,360,391
Global Shareholder Yield, Class NAV, JHF III (Epoch)	237,379	2,990,976
International Dynamic Growth, Class NAV, JHIT (Axiom)	349,323	4,729,828
International Growth, Class NAV, JHF III (Wellington)	151,005	4,222,109
International Small Company, Class NAV, JHF II (DFA)	280,164	3,084,609
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,105,184	$21,493,924
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	258,594	5,058,099
Mid Value, Class NAV, JHF II (T. Rowe Price)	323,680	6,447,715
Small Cap Value, Class NAV, JHF II (Wellington)	107,343	2,111,443
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,020,085	38,747,689
Fixed income - 47.1%
Bond, Class NAV, JHSB (MIM US) (B)	3,770,652	51,393,985
Core Bond, Class NAV, JHF II (Allspring Investments)	4,762,881	52,677,464
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,461,748	19,349,336
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,470,654	11,294,621
High Yield, Class NAV, JHBT (MIM US) (B)	4,690,418	14,399,585
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,329,064	31,160,041
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,995,612	20,135,729
Alternative and specialty - 8.5%
Diversified Macro, Class NAV, JHIT (Graham)	474,069	4,242,913
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	2,104,720	27,150,894
Health Sciences, Class NAV, JHF II (T. Rowe Price)	525,283	2,720,967
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	903,190	2,176,688

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $346,444,314)		$385,117,996
UNAFFILIATED INVESTMENT COMPANIES - 2.3%
Equity - 2.3%
Fidelity International Index Fund	40,749	2,051,728
Fidelity Mid Cap Index Fund	123,281	4,579,892
Fidelity Small Cap Index Fund	97,858	2,977,833

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $7,219,640)		$9,609,453
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,589	0
ICA Gruppen AB (C)(D)	154	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	19,966	9,988
Health care - 0.0%
NMC Health PLC (C)(D)	113	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,869	8,711
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	14,534	$402

TOTAL COMMON STOCKS (Cost $12,117)		$19,101
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.0%
U.S. Government - 7.0%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$4,697,594	4,577,809
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	4,764,677	4,574,705
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	5,926,109	5,815,289
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	5,741,116	5,809,368
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	5,782,800	1,691,900
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	8,099,300	2,454,812
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	10,284,900	3,182,821
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	5,198,500	1,685,187

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $31,242,121)		$29,791,891
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.4849% (F)(G)	82,733	827,555

TOTAL SHORT-TERM INVESTMENTS (Cost $827,539)		$827,555
Total investments (Cost $385,745,731) - 100.0%		$425,365,996
Other assets and liabilities, net - 0.0%		52,727
TOTAL NET ASSETS - 100.0%		$425,418,723
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.9%
Equity - 29.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	21,331	$1,392,265
Capital Appreciation, Class NAV, JHF II (Jennison)	53,348	962,932
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	591,067	6,229,851
Disciplined Value, Class NAV, JHF III (Boston Partners)	40,193	1,108,914
Disciplined Value International, Class NAV, JHIT (Boston Partners)	212,786	3,210,945
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	73,135	702,096
Equity Income, Class NAV, JHF II (T. Rowe Price)	70,105	1,535,308
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	128,332	1,631,099
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	17,807	1,469,416
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Global Equity, Class NAV, JHF II (MIM US) (B)	150,093	$2,089,298
Global Shareholder Yield, Class NAV, JHF III (Epoch)	113,512	1,430,248
International Dynamic Growth, Class NAV, JHIT (Axiom)	108,750	1,472,479
International Growth, Class NAV, JHF III (Wellington)	49,305	1,378,567
International Small Company, Class NAV, JHF II (DFA)	71,602	788,334
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	679,423	6,936,909
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	63,957	1,250,997
Mid Value, Class NAV, JHF II (T. Rowe Price)	80,392	1,601,411
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	992,308	12,731,305
Fixed income - 52.9%
Bond, Class NAV, JHSB (MIM US) (B)	1,595,866	21,751,651
Core Bond, Class NAV, JHF II (Allspring Investments)	1,962,557	21,705,884
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	996,862	7,835,335
Floating Rate Income, Class NAV, JHF II (Bain Capital)	727,382	5,586,294
High Yield, Class NAV, JHBT (MIM US) (B)	1,894,103	5,814,897
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,579,508	14,784,198
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	799,986	8,071,854
Alternative and specialty - 7.4%
Diversified Macro, Class NAV, JHIT (Graham)	180,161	1,612,438
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	800,052	10,320,672

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $133,349,551)		$145,405,597
UNAFFILIATED INVESTMENT COMPANIES - 2.2%
Equity - 2.2%
Fidelity International Index Fund	15,493	780,052
Fidelity Mid Cap Index Fund	37,900	1,407,994
Fidelity Small Cap Index Fund	44,153	1,343,564

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,586,313)		$3,531,610
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,099	0
ICA Gruppen AB (C)(D)	47	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	5,942	2,973
Health care - 0.0%
NMC Health PLC (C)(D)	34	0
12	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	877	$2,662
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	4,452	123

TOTAL COMMON STOCKS (Cost $3,638)		$5,758
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.9%
U.S. Government - 7.9%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$2,376,809	2,316,202
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	2,410,646	2,314,531
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,998,215	2,942,147
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	2,904,756	2,939,288
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	1,446,400	423,180
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	2,000,600	606,361
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	2,541,000	786,352
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	1,300,000	421,418

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $13,076,871)		$12,749,479
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.4849% (F)(G)	7,265	72,667

TOTAL SHORT-TERM INVESTMENTS (Cost $72,664)		$72,667
Total investments (Cost $149,089,037) - 100.0%		$161,765,111
Other assets and liabilities, net - 0.0%		6,147
TOTAL NET ASSETS - 100.0%		$161,771,258
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.5%
Equity - 23.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	12,539	$818,434
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	419,674	4,423,360
Disciplined Value International, Class NAV, JHIT (Boston Partners)	141,614	2,136,962
Equity Income, Class NAV, JHF II (T. Rowe Price)	42,445	929,545
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	98,368	1,250,258
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	11,197	923,996
Global Equity, Class NAV, JHF II (MIM US) (B)	104,119	1,449,330
Global Shareholder Yield, Class NAV, JHF III (Epoch)	103,646	1,305,945
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	73,761	$998,726
International Growth, Class NAV, JHF III (Wellington)	32,961	921,589
International Small Company, Class NAV, JHF II (DFA)	54,443	599,415
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	402,935	4,113,970
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	23,803	465,587
Mid Value, Class NAV, JHF II (T. Rowe Price)	30,281	603,194
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	586,868	7,529,520
Fixed income - 58.5%
Bond, Class NAV, JHSB (MIM US) (B)	1,235,078	16,834,116
Core Bond, Class NAV, JHF II (Allspring Investments)	1,589,115	17,575,616
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	782,950	6,153,987
Floating Rate Income, Class NAV, JHF II (Bain Capital)	666,603	5,119,511
High Yield, Class NAV, JHBT (MIM US) (B)	1,489,153	4,571,700
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,477,983	13,833,924
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	627,989	6,336,412
Alternative and specialty - 7.4%
Diversified Macro, Class NAV, JHIT (Graham)	133,396	1,193,891
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	596,452	7,694,235

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $100,220,756)		$107,783,223
UNAFFILIATED INVESTMENT COMPANIES - 1.6%
Equity - 1.6%
Fidelity International Index Fund	11,866	597,429
Fidelity Mid Cap Index Fund	20,068	745,514
Fidelity Small Cap Index Fund	19,756	601,173

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,375,358)		$1,944,116
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	648	0
ICA Gruppen AB (C)(D)	28	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	2,849	1,425
Health care - 0.0%
NMC Health PLC (C)(D)	20	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	516	1,568
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	13

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	2,622	$72

TOTAL COMMON STOCKS (Cost $1,865)		$3,065
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.7%
U.S. Government - 8.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$2,198,999	2,142,927
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	2,230,417	2,141,488
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,774,116	2,722,239
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	2,687,437	2,719,386
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	507,200	148,394
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	705,700	213,890
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	896,400	277,405
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	455,500	147,659

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,603,529)		$10,513,388
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.4849% (F)(G)	27,707	277,145

TOTAL SHORT-TERM INVESTMENTS (Cost $277,142)		$277,145
Total investments (Cost $112,478,650) - 100.0%		$120,520,937
Other assets and liabilities, net - (0.0%)		(7,469)
TOTAL NET ASSETS - 100.0%		$120,513,468
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 11-30-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	Restricted security as to resale, excluding 144A securities.
14	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$99,521,202	$99,521,202	—	—
Unaffiliated investment companies	6,530,972	6,530,972	—	—
Common stocks	689	—	—	$689
U.S. Government and Agency obligations	1,203,477	—	$1,203,477	—
Short-term investments	197,204	197,204	—	—
Total investments in securities	$107,453,544	$106,249,378	$1,203,477	$689

Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$290,563,885	$290,563,885	—	—
Unaffiliated investment companies	19,145,951	19,145,951	—	—
Common stocks	7,805	—	—	$7,805
U.S. Government and Agency obligations	3,816,557	—	$3,816,557	—
Short-term investments	685,603	685,603	—	—
Total investments in securities	$314,219,801	$310,395,439	$3,816,557	$7,805

|	15

	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$407,419,024	$407,419,024	—	—
Unaffiliated investment companies	27,214,697	27,214,697	—	—
Common stocks	15,473	—	—	$15,473
U.S. Government and Agency obligations	5,350,810	—	$5,350,810	—
Short-term investments	791,725	791,725	—	—
Total investments in securities	$440,791,729	$435,425,446	$5,350,810	$15,473

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$584,023,969	$584,023,969	—	—
Unaffiliated investment companies	38,946,815	38,946,815	—	—
Common stocks	27,941	—	—	$27,941
U.S. Government and Agency obligations	7,713,107	—	$7,713,107	—
Short-term investments	799,933	799,933	—	—
Total investments in securities	$631,511,765	$623,770,717	$7,713,107	$27,941

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$869,452,445	$869,452,445	—	—
Unaffiliated investment companies	55,930,660	55,930,660	—	—
Common stocks	48,182	—	—	$48,182
U.S. Government and Agency obligations	19,831,967	—	$19,831,967	—
Short-term investments	1,951,518	1,951,518	—	—
Total investments in securities	$947,214,772	$927,334,623	$19,831,967	$48,182

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$886,496,618	$886,496,618	—	—
Unaffiliated investment companies	53,203,829	53,203,829	—	—
Common stocks	50,954	—	—	$50,954
U.S. Government and Agency obligations	26,788,252	—	$26,788,252	—
Short-term investments	1,567,984	1,567,984	—	—
Total investments in securities	$968,107,637	$941,268,431	$26,788,252	$50,954

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,027,285,028	$1,027,285,028	—	—
Unaffiliated investment companies	50,256,933	50,256,933	—	—
Common stocks	53,839	—	—	$53,839
U.S. Government and Agency obligations	38,339,181	—	$38,339,181	—
Short-term investments	1,102,430	1,102,430	—	—
Total investments in securities	$1,117,037,411	$1,078,644,391	$38,339,181	$53,839

Multimanager 2030 Lifetime Portfolio
Investments in securities:
16	|

	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2030 Lifetime Portfolio (continued)
Assets
Affiliated investment companies	$1,030,993,595	$1,030,993,595	—	—
Unaffiliated investment companies	45,815,668	45,815,668	—	—
Common stocks	57,420	—	—	$57,420
U.S. Government and Agency obligations	58,421,989	—	$58,421,989	—
Short-term investments	1,616,753	1,616,753	—	—
Total investments in securities	$1,136,905,425	$1,078,426,016	$58,421,989	$57,420

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$730,904,518	$730,904,518	—	—
Unaffiliated investment companies	24,094,864	24,094,864	—	—
Common stocks	41,917	—	—	$41,917
U.S. Government and Agency obligations	49,318,743	—	$49,318,743	—
Short-term investments	1,764,516	1,764,516	—	—
Total investments in securities	$806,124,558	$756,763,898	$49,318,743	$41,917

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$385,117,996	$385,117,996	—	—
Unaffiliated investment companies	9,609,453	9,609,453	—	—
Common stocks	19,101	—	—	$19,101
U.S. Government and Agency obligations	29,791,891	—	$29,791,891	—
Short-term investments	827,555	827,555	—	—
Total investments in securities	$425,365,996	$395,555,004	$29,791,891	$19,101

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$145,405,597	$145,405,597	—	—
Unaffiliated investment companies	3,531,610	3,531,610	—	—
Common stocks	5,758	—	—	$5,758
U.S. Government and Agency obligations	12,749,479	—	$12,749,479	—
Short-term investments	72,667	72,667	—	—
Total investments in securities	$161,765,111	$149,009,874	$12,749,479	$5,758

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$107,783,223	$107,783,223	—	—
Unaffiliated investment companies	1,944,116	1,944,116	—	—
Common stocks	3,065	—	—	$3,065
U.S. Government and Agency obligations	10,513,388	—	$10,513,388	—
Short-term investments	277,145	277,145	—	—
Total investments in securities	$120,520,937	$110,004,484	$10,513,388	$3,065
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
|	17

Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2065 Lifetime Portfolio
Blue Chip Growth	96,506	$5,511,100	$459,078	$(177,136)	$44,565	$461,320	—	—	$6,298,927
Capital Appreciation	244,213	3,829,731	376,438	(109,232)	23,286	287,829	—	—	4,408,052
Capital Appreciation Value	267,803	2,477,927	318,227	(67,491)	425	93,552	—	—	2,822,640
Disciplined Value	184,426	4,423,957	440,545	(100,480)	8,176	316,102	—	—	5,088,300
Disciplined Value International	277,423	4,268,801	321,922	(60,005)	3,469	(347,873)	—	—	4,186,314
Diversified Macro	119,371	953,049	143,423	(23,189)	(2,893)	(2,020)	—	—	1,068,370
Emerging Markets Debt	76,541	546,628	170,832	(118,214)	8,546	(6,178)	$8,806	—	601,614
Emerging Markets Equity	728,443	6,149,357	1,026,018	(182,314)	(38,440)	38,429	—	—	6,993,050
Equity Income	321,789	6,109,329	846,444	(166,269)	(1,221)	258,894	27,913	—	7,047,177
Financial Industries	41,115	800,852	47,540	(103,847)	10,974	119,829	—	—	875,348
Fundamental Large Cap Core	52,913	3,806,382	369,971	(56,584)	7,406	239,208	—	—	4,366,383
Health Sciences	199,485	876,710	223,516	(19,873)	2,067	(49,089)	—	—	1,033,331
High Yield	145,387	397,548	134,157	(85,100)	3,030	(3,297)	6,415	—	446,338
International Dynamic Growth	131,062	1,727,687	78,509	(42,550)	10,060	871	—	—	1,774,577
International Growth	70,447	1,911,816	101,509	(27,782)	1,528	(17,360)	—	—	1,969,711
International Small Company	131,741	1,429,573	99,963	(28,189)	2,297	(53,177)	—	—	1,450,467
International Strategic Equity Allocation	1,142,543	11,375,876	1,260,717	(630,582)	55,840	(396,483)	—	—	11,665,368
John Hancock Collateral Trust	19,715	190,127	57,758	(52,348)	805	862	2,227	—	197,204
Mid Cap Growth	263,809	4,508,493	41,034	(377,726)	38,195	950,117	—	—	5,160,113
Mid Value	326,583	5,738,116	385,811	(105,664)	1,666	485,611	—	—	6,505,540
18	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Science & Technology	332,099	$701,444	$52,766	$(28,785)	$7,320	$67,613	—	—	$800,358
Short Duration Bond	140,714	354,911	1,134,289	(166,184)	133	(6,066)	$11,889	—	1,317,083
Small Cap Dynamic Growth	49,895	886,240	41,146	(35,473)	8,202	64,854	—	—	964,969
Small Cap Value	57,216	1,044,614	76,441	(56,583)	259	60,717	—	—	1,125,448
U.S. Sector Rotation	1,679,791	18,443,400	3,027,343	(1,237,254)	252,189	1,066,046	—	—	21,551,724
					$447,884	$3,630,311	$57,250	—	$99,718,406
Multimanager 2060 Lifetime Portfolio
Blue Chip Growth	279,980	$17,393,922	$118,714	$(807,937)	$196,583	$1,373,008	—	—	$18,274,290
Capital Appreciation	706,939	12,089,987	170,264	(455,897)	32,744	923,151	—	—	12,760,249
Capital Appreciation Value	775,683	7,820,737	177,361	(111,790)	(11,568)	300,958	—	—	8,175,698
Disciplined Value	532,172	13,962,723	227,585	(512,362)	81,604	923,064	—	—	14,682,614
Disciplined Value International	843,490	13,487,310	411,394	(113,514)	9,098	(1,066,017)	—	—	12,728,271
Diversified Macro	348,657	3,007,976	171,052	(42,132)	(5,397)	(11,019)	—	—	3,120,480
Emerging Markets Debt	216,665	1,654,865	278,568	(237,808)	15,448	(8,085)	$26,296	—	1,702,988
Emerging Markets Equity	2,113,464	19,408,363	1,682,429	(874,050)	(294,030)	366,540	—	—	20,289,252
Equity Income	924,125	19,298,248	474,810	(299,196)	15,788	748,687	88,165	—	20,238,337
Financial Industries	123,988	2,525,036	69,315	(358,976)	53,925	350,403	—	—	2,639,703
Fundamental Large Cap Core	153,780	12,013,555	—	(81,389)	5,959	751,828	—	—	12,689,953
Health Sciences	570,081	2,770,084	362,721	(37,108)	4,275	(146,954)	—	—	2,953,018
High Yield	411,546	1,203,538	209,796	(149,244)	5,069	(5,712)	19,039	—	1,263,447
International Dynamic Growth	408,533	5,452,859	156,569	(111,221)	13,569	19,761	—	—	5,531,537
International Growth	214,355	6,059,042	25,185	(41,211)	(1,826)	(47,833)	—	—	5,993,357
International Small Company	399,037	4,512,804	71,678	(35,425)	3,050	(158,711)	—	—	4,393,396
|	19

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	3,324,710	$36,114,232	$616,355	$(1,731,628)	$112,152	$(1,165,822)	—	—	$33,945,289
John Hancock Collateral Trust	68,542	656,705	118,929	(90,235)	48	156	$8,018	—	685,603
Mid Cap Growth	771,394	14,229,531	123,377	(2,306,609)	(325,839)	3,367,998	—	—	15,088,458
Mid Value	963,945	18,110,421	175,702	(560,649)	26,276	1,450,031	—	—	19,201,781
Science & Technology	960,312	2,214,223	42,461	(174,486)	51,819	180,334	—	—	2,314,351
Short Duration Bond	398,319	1,074,458	2,972,354	(302,516)	1,106	(17,138)	34,284	—	3,728,264
Small Cap Dynamic Growth	150,263	2,812,777	53,160	(182,465)	17,497	205,124	—	—	2,906,093
Small Cap Value	173,567	3,315,430	116,956	(200,602)	14,410	167,870	—	—	3,414,064
U.S. Sector Rotation	4,873,655	58,210,350	2,050,899	(1,753,205)	338,809	3,682,142	—	—	62,528,995
					$360,569	$12,183,764	$175,802	—	$291,249,488
Multimanager 2055 Lifetime Portfolio
Blue Chip Growth	395,557	$24,322,130	$177,585	$(873,554)	$229,131	$1,962,741	—	—	$25,818,033
Capital Appreciation	998,374	16,902,109	206,397	(423,197)	21,557	1,313,783	—	—	18,020,649
Capital Appreciation Value	1,080,257	10,935,831	134,452	(90,380)	(8,077)	414,087	—	—	11,385,913
Disciplined Value	754,361	19,686,143	259,411	(530,722)	94,106	1,303,873	—	—	20,812,811
Disciplined Value International	1,181,422	19,013,476	492,614	(196,413)	18,355	(1,500,381)	—	—	17,827,651
Diversified Macro	485,967	4,206,089	199,918	(33,558)	(4,298)	(18,747)	—	—	4,349,404
Emerging Markets Debt	301,390	2,313,349	442,649	(396,279)	20,834	(11,631)	$36,446	—	2,368,922
Emerging Markets Equity	2,943,322	27,138,947	2,039,040	(1,044,842)	(290,642)	413,393	—	—	28,255,896
Equity Income	1,294,188	27,176,018	605,307	(506,529)	50,612	1,017,301	123,471	—	28,342,709
Financial Industries	176,332	3,563,128	75,447	(447,303)	69,396	493,450	—	—	3,754,118
Fundamental Large Cap Core	215,451	16,801,319	18,235	(99,004)	6,636	1,051,867	—	—	17,779,053
Health Sciences	795,308	3,898,163	474,920	(54,360)	6,301	(205,330)	—	—	4,119,694
20	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
High Yield	572,477	$1,682,436	$340,755	$(264,549)	$7,399	$(8,538)	$26,346	—	$1,757,503
International Dynamic Growth	570,956	7,624,798	214,719	(156,794)	13,611	34,415	—	—	7,730,749
International Growth	300,220	8,513,958	9,086	(58,877)	3,282	(73,297)	—	—	8,394,152
International Small Company	558,905	6,371,388	82,707	(81,878)	8,171	(226,848)	—	—	6,153,540
International Strategic Equity Allocation	4,649,643	50,737,621	591,608	(2,377,958)	152,467	(1,630,882)	—	—	47,472,856
John Hancock Collateral Trust	79,151	782,123	136,714	(127,354)	78	164	10,108	—	791,725
Mid Cap Growth	1,101,093	19,897,324	189,112	(2,811,073)	(315,376)	4,577,384	—	—	21,537,371
Mid Value	1,351,746	25,407,439	191,289	(738,882)	28,183	2,038,753	—	—	26,926,782
Science & Technology	1,350,638	3,095,681	53,614	(218,752)	63,694	260,800	—	—	3,255,037
Short Duration Bond	554,077	1,501,994	3,891,126	(184,152)	892	(23,701)	47,601	—	5,186,159
Small Cap Dynamic Growth	212,590	3,967,159	56,918	(221,455)	(11,154)	320,017	—	—	4,111,485
Small Cap Value	243,995	4,652,259	164,989	(272,665)	17,606	237,189	—	—	4,799,378
U.S. Sector Rotation	6,801,182	81,396,233	2,616,161	(2,379,363)	468,007	5,158,121	—	—	87,259,159
					$650,771	$16,897,983	$243,972	—	$408,210,749
Multimanager 2050 Lifetime Portfolio
Blue Chip Growth	568,741	$35,142,049	$56,637	$(1,215,128)	$320,358	$2,817,795	—	—	$37,121,711
Capital Appreciation	1,432,536	24,539,341	50,341	(636,110)	40,410	1,863,284	—	—	25,857,266
Capital Appreciation Value	1,552,917	15,804,834	155,045	(177,385)	(11,199)	596,450	—	—	16,367,745
Disciplined Value	1,088,879	28,545,079	218,903	(718,138)	141,884	1,854,450	—	—	30,042,178
Disciplined Value International	1,672,877	27,662,357	95,112	(401,853)	39,166	(2,151,069)	—	—	25,243,713
Diversified Macro	698,148	6,078,782	248,424	(47,048)	(5,363)	(26,369)	—	—	6,248,426
Emerging Markets Debt	428,809	3,343,330	499,183	(486,758)	26,498	(11,815)	$51,982	—	3,370,438
|	21

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	4,231,154	$39,257,176	$3,204,649	$(1,988,603)	$(415,681)	$561,535	—	—	$40,619,076
Equity Income	1,861,830	39,324,794	647,896	(730,029)	79,115	1,452,303	$177,532	—	40,774,079
Financial Industries	254,139	5,160,395	81,337	(637,887)	131,507	675,270	—	—	5,410,622
Fundamental Large Cap Core	309,962	24,462,904	—	(409,037)	96,767	1,427,409	—	—	25,578,043
Health Sciences	1,146,222	5,658,660	635,324	(69,171)	8,286	(295,669)	—	—	5,937,430
High Yield	814,504	2,431,513	419,409	(349,059)	10,291	(11,626)	37,547	—	2,500,528
International Dynamic Growth	821,211	11,043,342	227,556	(214,651)	31,511	31,445	—	—	11,119,203
International Growth	431,785	12,376,009	—	(202,148)	20,092	(121,239)	—	—	12,072,714
International Small Company	796,583	9,231,495	—	(149,388)	14,193	(325,923)	—	—	8,770,377
International Strategic Equity Allocation	6,621,725	73,576,482	187,538	(4,053,718)	266,624	(2,369,115)	—	—	67,607,811
John Hancock Collateral Trust	79,972	842,701	153,519	(196,546)	132	127	10,719	—	799,933
Mid Cap Growth	1,574,630	28,756,288	185,336	(4,217,936)	(462,221)	6,538,298	—	—	30,799,765
Mid Value	1,932,717	36,966,256	39,980	(1,462,043)	65,114	2,890,406	—	—	38,499,713
Science & Technology	1,970,927	4,493,020	34,485	(240,080)	66,145	396,365	—	—	4,749,935
Short Duration Bond	788,259	2,170,733	5,437,248	(197,725)	1,964	(34,118)	66,975	—	7,378,102
Small Cap Dynamic Growth	304,677	5,728,785	106,226	(387,873)	16,718	428,593	—	—	5,892,449
Small Cap Value	349,720	6,758,461	167,699	(411,434)	42,318	321,943	—	—	6,878,987
U.S. Sector Rotation	9,757,105	118,151,678	3,488,116	(4,524,727)	882,351	7,186,240	—	—	125,183,658
					$1,406,980	$23,694,970	$344,755	—	$584,823,902
Multimanager 2045 Lifetime Portfolio
Blue Chip Growth	807,407	$49,697,858	$23,877	$(1,473,121)	$83,096	$4,367,763	—	—	$52,699,473
Bond	2,013,496	22,242,729	6,942,992	(1,446,604)	15,778	(310,951)	$274,375	—	27,443,944
Capital Appreciation	2,038,193	34,740,129	—	(653,002)	30,427	2,671,824	—	—	36,789,378
22	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	2,314,921	$23,639,430	—	$(117,975)	$(692)	$878,504	—	—	$24,399,267
Disciplined Value	1,534,456	40,341,579	$94,149	(920,933)	165,021	2,655,819	—	—	42,335,635
Disciplined Value International	2,494,653	41,107,575	159,404	(474,461)	45,122	(3,193,330)	—	—	37,644,310
Diversified Macro	1,029,895	9,057,981	273,199	(63,856)	(8,099)	(41,662)	—	—	9,217,563
Diversified Real Assets	770,417	9,814,677	53,171	(68,726)	6,195	133,064	—	—	9,938,381
Emerging Markets Debt	1,194,787	9,427,253	540,549	(618,395)	4,925	36,695	$148,369	—	9,391,027
Emerging Markets Equity	5,299,472	49,977,615	2,223,475	(1,541,013)	(79,574)	294,430	—	—	50,874,933
Equity Income	2,623,160	55,688,117	587,436	(977,860)	94,092	2,055,425	250,260	—	57,447,210
Financial Industries	368,345	7,459,458	83,755	(877,403)	184,651	991,608	—	—	7,842,069
Fundamental Large Cap Core	438,282	34,191,233	—	(175,295)	5,619	2,145,497	—	—	36,167,054
Health Sciences	1,610,500	8,214,736	672,677	(125,742)	18,363	(437,643)	—	—	8,342,391
High Yield	2,269,862	6,864,711	523,223	(417,360)	3,147	(5,243)	106,607	—	6,968,478
International Dynamic Growth	1,227,108	16,542,560	227,786	(246,192)	6,760	84,128	—	—	16,615,042
International Growth	647,542	18,411,661	—	(155,225)	11,151	(162,317)	—	—	18,105,270
International Small Company	1,203,191	13,900,440	—	(180,671)	39,397	(512,032)	—	—	13,247,134
International Strategic Equity Allocation	9,819,225	107,983,674	—	(4,581,591)	281,870	(3,429,670)	—	—	100,254,283
John Hancock Collateral Trust	195,099	2,059,234	347,213	(455,570)	125	516	24,865	—	1,951,518
Mid Cap Growth	2,132,323	39,251,569	165,428	(6,024,197)	(239,014)	8,554,444	—	—	41,708,230
Mid Value	2,641,107	50,354,528	—	(1,783,331)	298,976	3,740,679	—	—	52,610,852
Science & Technology	2,853,550	6,578,955	—	(372,983)	30,646	640,436	—	—	6,877,054
Short Duration Bond	994,926	5,500,727	4,166,073	(332,637)	2,206	(23,865)	86,761	—	9,312,504
|	23

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Dynamic Growth	405,027	$7,637,641	$69,361	$(463,019)	$53,804	$535,438	—	—	$7,833,225
Small Cap Value	463,368	8,960,583	140,071	(465,077)	35,737	443,142	—	—	9,114,456
U.S. Sector Rotation	13,739,149	167,805,478	2,430,644	(5,466,902)	149,706	11,354,356	—	—	176,273,282
					$1,239,435	$33,467,055	$891,237	—	$871,403,963
Multimanager 2040 Lifetime Portfolio
Blue Chip Growth	734,193	$45,940,892	$118,503	$(2,227,430)	$100,059	$3,988,773	—	—	$47,920,797
Bond	3,222,315	39,446,878	5,966,804	(1,063,977)	(94,734)	(334,817)	$450,333	—	43,920,154
Capital Appreciation	1,839,114	32,111,204	—	(1,393,679)	62,947	2,415,530	—	—	33,196,002
Capital Appreciation Value	1,868,842	18,993,078	—	(5,581)	(39)	710,138	—	—	19,697,596
Core Bond	2,660,379	26,438,877	4,011,025	(704,977)	(8,914)	(312,219)	299,826	—	29,423,792
Disciplined Value	1,388,618	37,279,367	188,549	(1,755,327)	301,618	2,297,765	—	—	38,311,972
Disciplined Value International	2,421,487	39,648,740	424,543	(483,885)	53,732	(3,102,895)	—	—	36,540,235
Diversified Macro	1,054,787	9,361,696	130,142	—	—	(51,495)	—	—	9,440,343
Diversified Real Assets	1,739,827	22,455,626	72,036	(401,875)	50,680	267,299	—	—	22,443,766
Emerging Markets Debt	2,235,986	17,633,058	381,023	(525,301)	(53,315)	139,383	279,260	—	17,574,848
Emerging Markets Equity	4,167,741	39,819,559	1,908,433	(1,918,179)	(90,809)	291,307	—	—	40,010,311
Equity Income	2,425,433	51,506,689	681,705	(1,063,567)	53,370	1,938,791	231,730	—	53,116,988
Financial Industries	381,740	7,958,373	128,969	(1,210,911)	260,703	990,103	—	—	8,127,237
Fundamental Large Cap Core	331,058	26,376,504	—	(707,146)	123,537	1,525,983	—	—	27,318,878
Global Equity	343,461	4,782,208	7,163	(62,605)	323	53,891	—	—	4,780,980
Health Sciences	1,708,484	8,797,890	662,186	(161,978)	23,492	(471,643)	—	—	8,849,947
High Yield	4,217,410	12,840,076	393,354	(284,341)	(16,865)	15,225	200,717	—	12,947,449
International Dynamic Growth	1,203,597	16,251,245	267,659	(308,027)	8,483	77,343	—	—	16,296,703
International Growth	617,941	17,778,131	—	(356,364)	33,822	(177,970)	—	—	17,277,619
International Small Company	1,241,405	14,309,603	95,910	(254,444)	56,618	(539,822)	—	—	13,667,865
24	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	9,437,595	$104,357,094	$212,794	$(5,212,181)	$332,257	$(3,332,118)	—	—	$96,357,846
John Hancock Collateral Trust	156,756	1,727,702	149,586	(309,839)	76	459	$19,968	—	1,567,984
Mid Cap Growth	1,821,616	34,483,451	—	(6,074,463)	54,509	7,167,318	—	—	35,630,815
Mid Value	2,282,119	44,070,242	103,927	(2,225,849)	410,706	3,100,792	—	—	45,459,818
Science & Technology	2,997,100	7,006,486	24,568	(524,643)	44,529	672,071	—	—	7,223,011
Short Duration Bond	1,238,040	9,437,672	2,389,524	(205,142)	724	(34,724)	130,144	—	11,588,054
Small Cap Dynamic Growth	324,779	6,163,823	74,965	(432,105)	62,791	411,756	—	—	6,281,230
Small Cap Value	373,247	7,261,593	158,100	(466,850)	36,062	352,867	—	—	7,341,772
Strategic Income Opportunities	466,402	4,669,120	144,631	(98,170)	251	(9,832)	40,553	—	4,706,000
U.S. Sector Rotation	13,331,613	164,342,093	2,041,539	(6,527,524)	280,673	10,907,809	—	—	171,044,590
					$2,087,286	$28,957,068	$1,652,531	—	$888,064,602
Multimanager 2035 Lifetime Portfolio
Blue Chip Growth	712,869	$44,641,232	$8,198	$(2,109,693)	$156,242	$3,832,959	—	—	$46,528,938
Bond	6,314,648	80,043,168	8,731,336	(1,883,808)	(274,029)	(548,017)	$889,460	—	86,068,650
Capital Appreciation	1,800,286	31,189,044	3,569	(1,112,612)	56,469	2,358,701	—	—	32,495,171
Capital Appreciation Value	3,165,825	32,710,515	—	(541,792)	(10,911)	1,209,986	—	—	33,367,798
Core Bond	6,178,096	63,499,128	6,976,576	(1,402,759)	(179,832)	(563,368)	715,466	—	68,329,745
Disciplined Value	1,352,913	36,130,417	20,410	(1,335,452)	268,410	2,243,093	—	—	37,326,878
Disciplined Value International	2,616,944	43,217,699	—	(423,032)	84,554	(3,389,542)	—	—	39,489,679
Diversified Macro	1,230,972	10,800,041	277,043	—	—	(59,884)	—	—	11,017,200
Diversified Real Assets	3,144,637	40,503,656	354,798	(861,863)	123,112	446,111	—	—	40,565,814
Emerging Markets Debt	3,911,198	31,049,659	580,605	(1,039,949)	(171,991)	323,694	490,204	—	30,742,018
Emerging Markets Equity	4,150,662	39,221,161	1,762,352	(1,316,835)	(57,753)	237,429	—	—	39,846,354
|	25

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Equity Income	2,347,051	$49,893,226	$437,811	$(852,624)	$54,992	$1,867,013	$223,918	—	$51,400,418
Financial Industries	398,442	8,172,015	92,148	(1,082,295)	256,674	1,044,283	—	—	8,482,825
Fundamental Global Franchise	436,101	5,534,345	64,017	(137,612)	3,897	78,191	—	—	5,542,838
Fundamental Large Cap Core	284,864	22,459,524	—	(351,462)	9,747	1,389,183	—	—	23,506,992
Global Equity	398,192	5,534,345	26,080	(79,938)	22,486	39,865	—	—	5,542,838
Health Sciences	1,789,922	9,079,646	786,531	(133,728)	26,336	(486,990)	—	—	9,271,795
High Yield	7,451,979	22,582,670	726,906	(429,247)	(44,027)	41,275	352,725	—	22,877,577
International Dynamic Growth	1,306,637	17,598,823	254,926	(258,594)	12,116	84,599	—	—	17,691,870
International Growth	672,013	19,178,719	—	(233,578)	39,549	(195,202)	—	—	18,789,488
International Small Company	1,289,855	14,842,006	—	(135,126)	29,987	(535,567)	—	—	14,201,300
International Strategic Equity Allocation	9,531,580	105,409,346	—	(5,048,471)	322,676	(3,366,116)	—	—	97,317,435
John Hancock Collateral Trust	110,213	1,333,558	160,323	(391,862)	76	335	15,232	—	1,102,430
Mid Cap Growth	1,729,109	32,818,516	—	(5,850,338)	411,112	6,442,090	—	—	33,821,380
Mid Value	2,159,758	41,909,132	—	(2,206,893)	503,361	2,816,781	—	—	43,022,381
Science & Technology	3,096,038	7,261,537	19,925	(563,317)	83,275	660,031	—	—	7,461,451
Short Duration Bond	1,497,357	11,325,057	2,911,048	(183,104)	1,343	(39,084)	155,137	—	14,015,260
Small Cap Dynamic Growth	296,581	5,587,474	71,122	(358,948)	67,402	368,829	—	—	5,735,879
Small Cap Value	318,209	6,168,581	96,662	(337,382)	33,695	297,611	—	—	6,259,167
Strategic Income Opportunities	870,384	8,637,573	304,146	(142,204)	(1,447)	(15,889)	74,782	—	8,782,179
U.S. Sector Rotation	13,077,452	161,731,861	1,555,674	(6,476,639)	243,761	10,729,053	—	—	167,783,710
					$2,071,282	$27,311,453	$2,916,924	—	$1,028,387,458
Multimanager 2030 Lifetime Portfolio
Blue Chip Growth	537,182	$35,162,728	—	$(3,154,166)	$541,151	$2,512,148	—	—	$35,061,861
26	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Bond	6,626,653	$88,189,761	$5,683,635	$(2,687,985)	$(388,166)	$(475,970)	$954,008	—	$90,321,275
Capital Appreciation	1,349,893	24,621,392	—	(2,104,440)	196,326	1,652,292	—	—	24,365,570
Capital Appreciation Value	3,684,602	39,131,364	—	(1,705,669)	36,568	1,373,443	—	—	38,835,706
Core Bond	8,562,857	92,565,708	6,015,604	(2,839,301)	(360,479)	(676,336)	1,020,173	—	94,705,196
Disciplined Value	1,020,168	28,459,655	—	(2,238,281)	444,081	1,480,979	—	—	28,146,434
Disciplined Value International	2,383,499	39,629,732	—	(652,597)	134,251	(3,144,393)	—	—	35,966,993
Diversified Macro	1,254,802	11,457,776	—	(166,493)	(17,080)	(43,725)	—	—	11,230,478
Diversified Real Assets	4,353,086	57,779,355	—	(2,420,769)	366,920	429,299	—	—	56,154,805
Emerging Markets Debt	4,776,153	39,328,281	606,969	(2,588,701)	(433,122)	627,136	606,968	—	37,540,563
Emerging Markets Equity	2,868,156	28,728,409	646,056	(1,986,684)	57,119	89,402	—	—	27,534,302
Equity Income	1,774,747	39,299,484	175,907	(2,084,971)	211,797	1,264,744	175,907	—	38,866,961
Financial Industries	372,795	8,025,137	13,949	(1,335,345)	325,958	907,115	—	—	7,936,814
Floating Rate Income	1,545,497	12,182,875	233,355	(593,558)	(46,012)	92,754	229,496	—	11,869,414
Fundamental Global Franchise	757,746	9,850,252	—	(363,671)	72,936	71,433	—	—	9,630,950
Fundamental Large Cap Core	146,767	12,246,007	—	(874,081)	205,768	533,536	—	—	12,111,230
Global Equity	991,274	13,952,093	—	(309,100)	79,758	75,788	—	—	13,798,539
Health Sciences	1,682,070	8,916,690	394,141	(138,105)	28,840	(488,445)	—	—	8,713,121
High Yield	9,084,324	28,565,238	437,974	(1,111,948)	(114,392)	112,004	437,975	—	27,888,876
International Dynamic Growth	1,170,236	16,321,823	—	(550,317)	53,591	19,892	—	—	15,844,989
International Growth	596,652	17,392,271	—	(572,875)	111,448	(248,458)	—	—	16,682,386
International Small Company	1,227,221	14,422,375	—	(432,862)	122,860	(600,671)	—	—	13,511,702
International Strategic Equity Allocation	8,369,049	95,501,118	—	(7,384,366)	471,590	(3,140,348)	—	—	85,447,994
John Hancock Collateral Trust	161,632	1,862,563	1,573,615	(1,820,024)	721	(122)	22,301	—	1,616,753
|	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Growth	1,369,414	$26,969,210	—	$(5,656,553)	$1,092,112	$4,380,969	—	—	$26,785,738
Mid Value	1,711,408	34,470,631	—	(3,054,361)	730,426	1,944,558	—	—	34,091,254
Science & Technology	2,927,417	7,128,559	—	(781,744)	92,519	615,740	—	—	7,055,074
Short Duration Bond	4,101,897	37,583,675	$1,845,504	(916,039)	8,368	(127,752)	$477,414	—	38,393,756
Small Cap Value	289,425	5,788,088	—	(398,149)	49,301	253,745	—	—	5,692,985
Strategic Income Opportunities	3,176,151	32,693,878	278,962	(863,970)	(12,516)	(48,990)	278,962	—	32,047,364
U.S. Sector Rotation	11,283,029	144,607,000	1,628,683	(11,021,066)	1,106,569	8,440,079	—	—	144,761,265
					$5,169,211	$17,881,846	$4,203,204	—	$1,032,610,348
Multimanager 2025 Lifetime Portfolio
Blue Chip Growth	210,025	$14,052,685	$145,012	$(1,704,691)	$539,031	$676,289	—	—	$13,708,326
Bond	6,516,460	88,963,210	4,045,116	(3,304,965)	(489,563)	(394,447)	$955,722	—	88,819,351
Capital Appreciation	527,428	9,782,781	66,476	(1,063,518)	170,676	563,659	—	—	9,520,074
Capital Appreciation Value	3,213,000	34,953,235	74,314	(2,420,248)	73,140	1,184,575	—	—	33,865,016
Core Bond	7,831,946	86,693,314	4,029,119	(3,113,136)	(407,901)	(580,075)	951,161	—	86,621,321
Disciplined Value	398,670	11,300,426	13,199	(1,076,727)	244,452	517,954	—	—	10,999,304
Disciplined Value International	1,369,159	22,639,105	103,751	(357,640)	73,707	(1,798,309)	—	—	20,660,614
Diversified Macro	898,004	8,282,227	150,149	(352,733)	(40,177)	(2,334)	—	—	8,037,132
Diversified Real Assets	3,898,031	51,955,017	261,054	(2,652,574)	544,430	176,674	—	—	50,284,601
Emerging Markets Debt	4,296,489	35,901,898	1,054,728	(3,370,098)	(512,363)	696,239	549,702	—	33,770,404
Emerging Markets Equity	1,363,477	13,583,962	551,952	(1,119,951)	97,360	(23,946)	—	—	13,089,377
Equity Income	695,625	15,605,548	70,072	(1,018,575)	228,016	349,136	70,062	—	15,234,197
Financial Industries	226,245	4,943,780	76,226	(956,057)	221,696	531,113	—	—	4,816,758
Floating Rate Income	1,940,358	15,510,350	647,992	(1,315,919)	(5,867)	65,390	290,017	—	14,901,946
Fundamental Global Franchise	813,165	10,653,452	—	(476,243)	97,996	60,128	—	—	10,335,333
28	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Large Cap Core	79,890	$6,758,302	$19,152	$(591,247)	$101,348	$304,989	—	—	$6,592,544
Global Equity	797,053	11,411,027	18,862	(459,226)	117,996	6,319	—	—	11,094,978
Health Sciences	1,035,121	5,492,627	302,231	(145,780)	12,196	(299,350)	—	—	5,361,924
High Yield	8,170,548	26,110,471	872,091	(1,896,658)	(191,348)	189,026	$397,312	—	25,083,582
International Dynamic Growth	715,171	10,074,668	107,681	(548,515)	95,318	(45,740)	—	—	9,683,412
International Growth	335,643	9,731,223	6,256	(277,385)	64,921	(140,424)	—	—	9,384,591
International Small Company	696,890	8,143,725	4,096	(205,181)	78,558	(348,443)	—	—	7,672,755
International Strategic Equity Allocation	4,707,370	54,873,053	285,566	(5,565,235)	315,021	(1,846,161)	—	—	48,062,244
John Hancock Collateral Trust	176,404	1,977,933	2,026,014	(2,240,081)	1,188	(538)	25,614	—	1,764,516
Mid Cap Growth	695,973	13,965,660	—	(3,163,406)	813,224	1,997,748	—	—	13,613,226
Mid Value	871,052	17,774,325	—	(1,798,571)	705,779	669,832	—	—	17,351,365
Science & Technology	1,775,623	4,394,934	67,128	(620,766)	77,399	360,557	—	—	4,279,252
Short Duration Bond	4,612,270	43,441,317	1,787,088	(1,919,304)	(124,024)	(14,234)	547,455	—	43,170,843
Small Cap Value	204,464	4,123,836	106,698	(426,298)	80,986	136,591	—	—	4,021,813
Strategic Income Opportunities	3,603,403	37,718,408	921,997	(2,207,629)	(28,816)	(45,627)	319,345	—	36,358,333
U.S. Sector Rotation	5,807,475	74,129,265	2,013,606	(6,554,464)	673,099	4,248,396	—	—	74,509,902
					$3,627,478	$7,194,987	$4,106,390	—	$732,669,034
Multimanager 2020 Lifetime Portfolio
Blue Chip Growth	50,751	$3,409,196	$18,815	$(412,372)	$18,999	$277,880	—	—	$3,312,518
Bond	3,770,652	51,894,300	1,489,325	(1,476,032)	(211,948)	(301,660)	$555,623	—	51,393,985
Capital Appreciation	127,529	2,369,080	10,394	(256,918)	10,709	168,633	—	—	2,301,898
Capital Appreciation Value	1,552,291	16,838,661	2,774	(1,090,783)	53,375	557,121	—	—	16,361,148
Core Bond	4,762,881	53,212,008	1,555,957	(1,483,551)	(189,137)	(417,813)	585,356	—	52,677,464
Disciplined Value	96,383	2,736,825	17,549	(281,840)	23,402	163,278	—	—	2,659,214
|	29

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	628,732	$10,316,567	—	$(37,188)	$10,247	$(802,060)	—	—	$9,487,566
Diversified Macro	474,069	4,249,002	$105,889	(88,973)	(9,839)	(13,166)	—	—	4,242,913
Diversified Real Assets	2,104,720	27,943,314	16,727	(1,202,436)	284,096	109,193	—	—	27,150,894
Emerging Markets Debt	2,461,748	20,442,829	342,533	(1,541,628)	(221,503)	327,105	$315,660	—	19,349,336
Emerging Markets Equity	458,534	4,530,401	185,636	(341,184)	33,162	(6,088)	—	—	4,401,927
Equity Income	167,714	3,779,571	20,220	(268,052)	15,750	125,437	17,141	—	3,672,926
Financial Industries	114,513	2,520,298	21,574	(491,289)	121,998	265,394	—	—	2,437,975
Floating Rate Income	1,470,654	11,671,637	253,206	(675,255)	(2,795)	47,828	219,779	—	11,294,621
Fundamental Global Franchise	401,959	5,258,000	4,186	(231,787)	48,032	30,462	—	—	5,108,893
Fundamental Large Cap Core	53,622	4,554,069	14,333	(420,015)	23,576	252,962	—	—	4,424,925
Global Equity	385,086	5,506,961	—	(207,498)	59,832	1,096	—	—	5,360,391
Global Shareholder Yield	237,379	3,078,270	19,035	(120,734)	30,331	(15,926)	16,667	—	2,990,976
Health Sciences	525,283	2,800,380	79,239	(9,685)	2,248	(151,215)	—	—	2,720,967
High Yield	4,690,418	14,886,099	266,233	(751,219)	(76,735)	75,207	228,327	—	14,399,585
International Dynamic Growth	349,323	4,882,366	—	(175,986)	31,716	(8,268)	—	—	4,729,828
International Growth	151,005	4,339,735	—	(84,329)	18,932	(52,229)	—	—	4,222,109
International Small Company	280,164	3,244,391	—	(51,555)	24,878	(133,105)	—	—	3,084,609
International Strategic Equity Allocation	2,105,184	24,381,146	—	(2,206,923)	132,114	(812,413)	—	—	21,493,924
John Hancock Collateral Trust	82,733	997,354	1,016,943	(1,187,072)	632	(302)	12,934	—	827,555
Mid Cap Growth	258,594	5,226,441	—	(1,224,457)	469,961	586,154	—	—	5,058,099
Mid Value	323,680	6,652,272	—	(721,788)	315,860	201,371	—	—	6,447,715
Science & Technology	903,190	2,240,216	17,344	(306,746)	61,336	164,538	—	—	2,176,688
30	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Bond	3,329,064	$31,544,439	$633,575	$(917,415)	$(60,137)	$(40,421)	$397,718	—	$31,160,041
Small Cap Value	107,343	2,180,606	40,234	(224,878)	26,881	88,600	—	—	2,111,443
Strategic Income Opportunities	1,995,612	20,770,641	195,244	(788,360)	(11,972)	(29,824)	177,447	—	20,135,729
U.S. Sector Rotation	3,020,085	38,825,304	536,919	(3,196,371)	120,092	2,461,745	—	—	38,747,689
					$1,154,093	$3,119,514	$2,526,652	—	$385,945,551
Multimanager 2015 Lifetime Portfolio
Blue Chip Growth	21,331	$1,391,824	$10,143	$(132,492)	$4,101	$118,689	—	—	$1,392,265
Bond	1,595,866	21,452,005	1,385,432	(860,310)	(109,749)	(115,727)	$235,085	—	21,751,651
Capital Appreciation	53,348	967,134	6,790	(85,157)	2,279	71,886	—	—	962,932
Capital Appreciation Value	591,067	6,253,098	106,832	(359,607)	20,725	208,803	—	—	6,229,851
Core Bond	1,962,557	21,424,939	1,375,640	(841,184)	(110,934)	(142,577)	236,429	—	21,705,884
Disciplined Value	40,193	1,117,178	27,133	(113,542)	8,475	69,670	—	—	1,108,914
Disciplined Value International	212,786	3,423,457	56,292	(1,003)	65	(267,866)	—	—	3,210,945
Diversified Macro	180,161	1,629,270	62,646	(70,744)	(7,654)	(1,080)	—	—	1,612,438
Diversified Real Assets	800,052	10,397,583	241,571	(466,517)	68,415	79,620	—	—	10,320,672
Emerging Markets Debt	996,862	8,082,129	369,352	(656,109)	(89,759)	129,722	127,238	—	7,835,335
Emerging Markets Equity	73,135	707,329	27,538	(36,738)	3,901	66	—	—	702,096
Equity Income	70,105	1,543,010	45,458	(112,448)	4,987	54,301	7,025	—	1,535,308
Floating Rate Income	727,382	5,651,399	328,740	(416,027)	(864)	23,046	108,374	—	5,586,294
Fundamental Global Franchise	128,332	1,636,462	31,401	(61,396)	6,345	18,287	—	—	1,631,099
Fundamental Large Cap Core	17,807	1,471,739	15,582	(108,865)	4,754	86,206	—	—	1,469,416
Global Equity	150,093	2,091,324	33,845	(59,584)	7,362	16,351	—	—	2,089,298
Global Shareholder Yield	113,512	1,435,533	30,793	(42,741)	3,364	3,299	7,780	—	1,430,248
High Yield	1,894,103	5,884,202	292,119	(360,115)	(35,944)	34,635	91,952	—	5,814,897
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Dynamic Growth	108,750	$1,487,722	$17,787	$(40,649)	$5,729	$1,890	—	—	$1,472,479
International Growth	49,305	1,390,193	—	(291)	73	(11,408)	—	—	1,378,567
International Small Company	71,602	817,905	2,720	(4,471)	1,757	(29,577)	—	—	788,334
International Strategic Equity Allocation	679,423	7,739,189	4,224	(582,654)	30,323	(254,173)	—	—	6,936,909
John Hancock Collateral Trust	7,265	169,407	286,198	(382,991)	89	(36)	$1,850	—	72,667
Mid Cap Growth	63,957	1,262,003	21,141	(292,807)	116,627	144,033	—	—	1,250,997
Mid Value	80,392	1,606,290	35,656	(167,844)	58,318	68,991	—	—	1,601,411
Short Duration Bond	1,579,508	14,715,456	788,737	(669,795)	(44,018)	(6,182)	189,186	—	14,784,198
Strategic Income Opportunities	799,986	8,127,836	352,286	(389,521)	(3,360)	(15,387)	70,833	—	8,071,854
U.S. Sector Rotation	992,308	12,478,796	197,870	(788,664)	33,558	809,745	—	—	12,731,305
					$(21,035)	$1,095,227	$1,075,752	—	$145,478,264
Multimanager 2010 Lifetime Portfolio
Blue Chip Growth	12,539	$832,862	$57,459	$(145,984)	$6,021	$68,076	—	—	$818,434
Bond	1,235,078	16,951,643	701,994	(647,187)	(82,639)	(89,695)	$182,889	—	16,834,116
Capital Appreciation Value	419,674	4,521,690	83,076	(346,803)	23,129	142,268	—	—	4,423,360
Core Bond	1,589,115	17,696,211	729,263	(643,287)	(90,058)	(116,513)	195,944	—	17,575,616
Disciplined Value International	141,614	2,281,430	54,418	(21,331)	165	(177,720)	—	—	2,136,962
Diversified Macro	133,396	1,225,144	37,043	(62,087)	(7,152)	943	—	—	1,193,891
Diversified Real Assets	596,452	7,834,704	268,838	(524,587)	61,589	53,691	—	—	7,694,235
Emerging Markets Debt	782,950	6,440,924	163,808	(484,473)	(60,843)	94,571	99,966	—	6,153,987
Equity Income	42,445	945,311	34,387	(86,313)	3,766	32,394	4,341	—	929,545
Floating Rate Income	666,603	5,253,889	229,382	(384,177)	(1,480)	21,897	99,562	—	5,119,511
Fundamental Global Franchise	98,368	1,272,950	35,578	(77,846)	11,483	8,093	—	—	1,250,258
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Large Cap Core	11,197	$939,167	$27,859	$(100,720)	$4,981	$52,709	—	—	$923,996
Global Equity	104,119	1,480,521	35,433	(83,781)	13,313	3,844	—	—	1,449,330
Global Shareholder Yield	103,646	1,327,516	47,310	(75,646)	11,067	(4,302)	$7,257	—	1,305,945
High Yield	1,489,153	4,684,308	171,642	(284,136)	(28,419)	28,305	72,288	—	4,571,700
International Dynamic Growth	73,761	1,041,907	60,819	(112,047)	7,815	232	—	—	998,726
International Growth	32,961	945,557	30,494	(47,616)	2,196	(9,042)	—	—	921,589
International Small Company	54,443	618,532	18,174	(16,406)	949	(21,834)	—	—	599,415
International Strategic Equity Allocation	402,935	4,695,587	174,316	(624,348)	25,729	(157,314)	—	—	4,113,970
John Hancock Collateral Trust	27,707	324,708	660,608	(708,276)	183	(78)	4,405	—	277,145
Mid Cap Growth	23,803	472,656	20,705	(125,023)	26,484	70,765	—	—	465,587
Mid Value	30,281	612,756	20,067	(78,065)	21,728	26,708	—	—	603,194
Short Duration Bond	1,477,983	14,065,323	427,934	(614,164)	(40,852)	(4,317)	177,673	—	13,833,924
Strategic Income Opportunities	627,989	6,469,157	156,828	(276,797)	(2,442)	(10,334)	55,536	—	6,336,412
U.S. Sector Rotation	586,868	7,412,681	428,174	(820,708)	24,878	484,495	—	—	7,529,520
					$(68,409)	$497,842	$899,861	—	$108,060,368
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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